Basis of presentation for the consolidated financial statements	12 Months Ended
Dec. 31, 2017
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure of basis of preparation of financial statements [text block]
Note 2     Basis of presentation for the consolidated financial statements

2.1	Accounting period

These consolidated financial statements cover the following periods:

-	Consolidated Statements of Financial Position as of December 31, 2017 and, 2016.

-	Consolidated Statements of Changes in Equity for the three years ended December 31, 2017.

-	Consolidated Statements of Comprehensive Income for the three years ended December 31, 2017.

-	Consolidated Statements of Direct-Method Cash Flows for the three years ended December 31, 2017.

2.2	Consolidated financial statements

The consolidated financial statements of Sociedad Química y Minera de Chile S.A. and its Subsidiaries were prepared in accordance with International Financial Reporting Standards (hereinafter “IFRS”) and represent the full, explicit and unreserved adoption of International Financial Reporting Standards as issued by the International Accounting Standards Board (hereinafter the “IASB”).

These consolidated financial statements fairly reflect the Company’s financial position, the comprehensive results of operations, changes in equity and cash flows occurring during the years then ended.

IFRS establish certain alternatives for their application. Those applied by the Company are detailed in this Note.

The accounting policies used in the preparation of these consolidated annual accounts comply with each IFRS in force at their date of presentation.

For the closing date of these consolidated financial statements certain reclassifications have been made for the captions current tax assets, other non-current financial assets, equity accounted investees, current tax assets, non-current as of December 31, 2016, to correct the prior year presentation. These revisions were not considered material to the previously issued financial statements.

A reconciliation of such differences is presented as follows
	Balances originally reported as of December 31, 2016	Reclassified balances as of December 31, 2016	Reclassification
	ThUS$	ThUS$	ThUS$
Assets
Current tax Assets	54,787	51,632	(3,155)
Tax assets, non-current	29,024	32,179	3,155
Deferred tax assets	664	-	(664)
Total	84,475	83,811	(664)

	Balances originally reported as of December 31, 2016	Reclassified balances as of December 31, 2016	Reclassification
	ThUS$	ThUS$	ThUS$
Liabilities
Deferred tax liabilities	206,119	205,455	664
Total	206,119	205,455	664

	Balances originally reported as of December 31, 2016	Reclassified balances as of December 31, 2016	Reclassification
	ThUS$	ThUS$	ThUS$
Income
Other income	14,781	15,202	421
Finance income	10,550	10,129	(421)
Total	25,331	25,331	-

	Balances originally reported as of December 31, 2016	Reclassified balances as of December 31, 2016	Reclassification
	ThUS$	ThUS$	ThUS$
Cash Flows
Cash payments to suppliers for the provision of goods and services	(796,961)	(851,972)	(55,011)
Cash payments to and on behalf of employees	(253,163)	(204,609)	48,554
Income taxes paid	(87,050)	(113,991)	(26,941)
Other inflows (outflows) of cash	(29,473)	(2,532)	26,941
Payments made to acquire interest in joint ventures	(51,457)	(45,000)	6,457
Total	1,218,104	1,218,104	-

There was no change to the previously reported amounts of net cash generated from (used in) operating, investing or financing activities.

2.3	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following:

-	Inventories are recorded at the lower of cost and net realizable value.

-	Financial derivatives at fair value; and

-	Staff severance indemnities and pension commitments at actuarial value

-	Certain financial investments classified as available for sale measured at fair value with an offsetting entry in other comprehensive income.

-	Other current and non-current assets and financial liabilities at amortized cost

2.4	Accounting pronouncements

New accounting pronouncements

a) The following standards, interpretations and amendments are mandatory for the first time for annual periods beginning on January 1, 2017:

Amendments and improvements	Mandatory for annual periods beginning on
Amendment to IAS 7 “Statement of Cash Flows”. Published in February 2016. The amendment introduces an additional disclosure initiative that enables users of financial statements to evaluate changes in liabilities arising from financing activities.	01/01/2017

Amendment to IAS 12 “Income Taxes”. Published in February 2016. The amendment clarifies how to account for a deferred tax asset that is related to a debt instrument measured at fair value.	01/01/2017

Amendment to IFRS 12 “Disclosure of Interests in Other Entities”. Published in December 2016. The amendment clarifies the scope of this standard. These amendments must be applied retroactively to annual periods as of January 1, 2017.	01/01/2017

The adoption of the standards, amendments and interpretations indicated above had no significant impact on the Company’s consolidated financial statements.

b) Standards, interpretations and amendments issued that had not become effective for financial statements beginning on January 1, 2017 and which the Company has not adopted early are as follows:

Standards and interpretations	Mandatory for annual periods beginning on
The International Financial Reporting Standard No. 9 (IFRS 9) Financial Instruments - Published in July 2014. The IASB has published a complete new version of IFRS 9, which replaces the guidance in IAS 39. This final version includes requirements regarding the classification and measurement of financial assets and liabilities and a new model for the recognition of expected credit losses that replaces the incurred loss impairment model used today.  The part relating to hedge accounting that forms part of this final version of IFRS 9 was published in November 2013. Adoption effects are disclosed as follows:
01/01/2018

i.
The classification of financial assets depend on the entity´s business model for managing its financial assets and the characteristics of the contractual cash flow of financial assets. No significant change was derived from the new established classification of IFRS 9.

ii.
 The Company’s trade receivables are maintained to obtain contractual cash flows (charge and collect) and do not contain a significant financing component, being recognized at the transaction price defined in IFRS 15. Meanwhile, the Company is using the  simplified approach for recognizing expected credit losses if there is no significant increase in the credit risk since initial recognition and the terms of sale are less than 12 months. Similarly, the Company is using an impairment model for trade receivables based on expected credit losses that considers the credit risk separately from its hedges, generating non significant difference compared to that established in the previous accounting standard IAS 39.

iii.	The Company will continue applying the hedge accounting requirements established in IAS 39, as permitted by IFRS 9.

The Company has established the procedures and controls for beginning to apply IFRS 9 as of January 1, 2018.

Standards and interpretations	Mandatory for annual periods beginning on
The International Financial Reporting Standard No. 15 (IFRS 15) Revenue from Contracts with Customers - Published in May 2014 by the IASB. This established the principles that an entity must apply for presenting useful information to users of financial statements with regard to the nature, amount, timing and uncertainty of revenue and cash flows from a contract with a customer, as of January 1, 2018. The basic principle is that an entity will recognize revenue representing the transfer of goods or services to customers in an amount that reflects the consideration that the entity expects to receive in exchange for such goods or services.   The new standard establishes a framework of five steps to determine when to recognize revenue and at what amount. The standard is focused on recognizing the revenue as the different obligations of performance, transfer of control, risks and benefits are fulfilled.  This standard replaces the following standards and interpretations: IAS 18 Revenue; IAS 11 Construction contracts; IFRIC 13 Customer Loyalty Programmes; IFRIC 15 Agreements for the Construction of Real Estate; IFRIC 18 Transfers of Assets from Customers; and SIC-31 Revenue - Barter Transactions Involving Advertising Services.
01/01/2018

In April 2016, the IASB published an amendment to introduce clarifications  with regard to identifying performance obligations in contracts with customers, to account for licensing involving intellectual property and for assessing principal versus agent considerations (i.e. Recording revenue on a gross basis versus the net amount it retains), among other aspects. These amendments are also effective as of January 1, 2018.
The Company's revenue is mainly derived from its principal performance obligation to transfer its products under agreements in which the transfer of the control, risks and benefits of the property and the fulfillment of the Company’s performance obligations happen at the same time. The Company has carried out a detailed evaluation and executed a plan for the implementation of IFRS 15. As part of this process, the Company has analyzed the performance obligations underlying revenue recognition, such as the performance obligation to transport products to customers, in line with the terms and conditions previously established in contracts and there is no significant impact - the performance obligation has been satisfied. With regard to products invoiced with a deferred shipment date, the transfer of control has been assessed over and above the transfer of risks and benefits established in the previous standard and a prepayment is estimated in revenue recognition, without a significant impact. Other considerations were also assessed, such as rebates, discounts, guarantees, financing components and product personalization. Based on this analysis, the Company has concluded that these last items will not generate an impact nor are significant changes expected in the recording of revenue as a result of applying this new standard, except for the impact on disclosures. The Company has established the procedures and controls for beginning to apply IFRS 15 as of January 1, 2018. It intends to recognize the cumulative effect of applying IFRS 15 as an adjustment to the opening balance of equity as of that date, without making adjustments to the comparative information for prior periods.
01/01/2018

Standards and interpretations	Mandatory for annual periods beginning on
IFRS 16 “Leases” – Published in January 2016 establishes the principle for recognizing, measuring, presenting and disclosing leases. IFRS 16 replaces IAS 17 and introduces a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases with a lease term of more than 12 months unless the underlying asset has a low value. IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted for entities that apply IFRS 15 before the initial application date of IFRS 16.
01/01/2019

IFRS 17 “Insurance Contracts”. Published in May 2017, this replaces IFRS 4. IFRS 17 will mainly change the accounting for those entities that issue insurance contacts and investment contracts with discretionary participation features. IFRS 17 is effective for annual reporting periods beginning on or after January  1, 2021. Earlier application is permitted if both IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments have also been applied.
01/01/2021

IFRIC 22 “Foreign Currency  Transactions and Advance Consideration”.  Published in December 2016. This Interpretation applies to a foreign currency transaction (or part of one) if an entity recognizes a non-financial asset or non-financial liability arising from the payment or receipt of an advance consideration prior to the entity recognizing the related asset, expense or income (or the applicable portion thereof). The interpretation provides a guideline for the transaction date to be used for both single payments/receipts and situations when there are multiple payments/receipts. Its objective is to reduce diversity in practice.
01/01/2018

Amendments and improvements	Mandatory for annual periods beginning on

IFRIC 23   “Uncertainty over Income Tax Treatments”. Published in June 2016. This interpretation clarifies how to apply the recognition and measurement requirements in IAS 12, when there is uncertainty over income tax treatments.
01/01/2019

Amendment to IFRS 15 “Revenue from Contracts with Customers”. Published in April 2016. The amendment provides clarifications  with regard to identifying performance obligations in contracts with customers, , accounting for licensing involving intellectual property and assessing principal versus agent considerations (i.e. recording revenue on a gross basis versus the net amount it retains). It includes new and modified illustrative examples as a guide, along with practical examples related to the transition to the new standard on revenue.
01/01/2018

Amendment to IAS 28 “Investments in Associates and Joint Ventures” in regard to measuring an associate or joint venture at fair value. Published in December 2016.	01/01/2018

Amendment to IFRS 9 “Financial Instruments”.  Published in October 2017. The amendment permits more assets to be measured at amortized cost than under the previous version of IFRS 9, in particular some prepayable financial assets with negative compensation. The assets affected, which include some loans and debt securities, would otherwise have been measured at fair value through profit and loss (FVTPL). For them to qualify for amortized cost measurement, the negative compensation must be "reasonable compensation for early termination of the contract”.
01/01/2019

Amendment to IAS 28 “Investments in Associates and Joint Ventures” Published in October 2017. This amendment clarifies that companies should apply IFRS 9 to account for long-term interests in an associate or joint venture to which the equity method is not applied. The Board has published an example that illustrates how companies should apply the requirements of IFRS 9 and IAS 28 to long-term interests in an associate or joint venture.
01/01/2019

Amendment to IFRS 3 “Business Combinations” Published in December 2017. The amendment clarifies that gaining control of a company that is a joint venture is a business combination that is achieved in stages. The acquirer must remeasure previously held interests in that business at fair value at the date of acquisition.
01/01/2019

Amendment to IFRS 11 “Joint Arrangements” Published in December 2017. The amendment clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.
01/01/2019

Amendments and improvements	Mandatory for annual periods beginning on or after
Amendment to IAS 12 “Income Taxes”. Published in December 2017. This amendment clarifies that the income tax consequences of dividends on financial instruments classified as equity should be recognized when the past transactions or events that generated distributable profits were originally recognized.
01/01/2019

Amendment to IAS 23 “Borrowing Costs”. Published in December 2017. This amendment clarifies that the borrowing costs of specific borrowings that remain outstanding after the related qualifying asset is ready for intended use or for sale will be considered as part of the general borrowing costs of the entity.
01/01/2019

The following amendment was issued by the IASB and was originally scheduled to take effect in 2016. However, the organization has changed its position and the mandatory effective date is now to be determined.

Amendment to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures”. Published in September 2014. These amendments address an inconsistency between the requirements in IFRS 10 and those in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary.
Undetermined

Management believes the adoption of the standards, interpretations and amendments applicable as of January 1, 2018, will have no significant impact on the Company’s financial statements. For those standards to be applied as of 2019, the corresponding calculations and analysis will be performed during 2018.

2.5	Basis of consolidation

(a)       Subsidiaries

These are all those entities where Sociedad Química y Minera de Chile S.A. has control over directing their financial and operational policies. This is generally accompanied by a share of more than half of the voting rights. Subsidiaries apply the same accounting policies of their Parent.

To account for the acquisition, the Company uses the acquisition method. Under this method the acquisition cost is the fair value of assets delivered, equity securities issued, and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired, and liabilities and contingencies assumed in a business combination are measured initially at fair value at the acquisition date. For each business combination, the Company will measure non-controlling interest of the acquiree either at fair value or as proportional share of net identifiable assets of the acquiree. For more information, please see Note 6.4

Companies included in consolidation:

					Ownership interest
TAX ID		Country of				12/31/2017	12/31/2016
No.	Foreign subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Nitrate Corporation Of Chile Ltd.	United Kingdom	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM North America Corp.	USA	US$	40.0000	60.0000	100.0000	100.0000
Foreign	SQM Europe N.V.	Belgium	US$	0.5800	99.4200	100.0000	100.0000
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Soquimich European Holding B.V.	Netherlands	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Corporation N.V.	Netherlands	US$	0.0002	99.9998	100.0000	100.0000
Foreign	SQI Corporation N.V.	Netherlands	US$	0.0159	99.9841	100.0000	100.0000
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	0.0100	99.9900	100.0000	100.0000
Foreign	North American Trading Company	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Peru S.A.	Peru	US$	0.9800	99.0200	100.0000	100.0000
Foreign	SQM Ecuador S.A.	Ecuador	US$	0.0040	99.9960	100.0000	100.0000
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQMC Holding Corporation L.L.P.	USA.	US$	0.1000	99.9000	100.0000	100.0000
Foreign	SQM Investment Corporation N.V.	Netherlands	US$	1.0000	99.0000	100.0000	100.0000
Foreign	SQM Brasil Limitada	Brazil	US$	1.0900	98.9100	100.0000	100.0000
Foreign	SQM France S.A.	France	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Japan Co. Ltd.	Japan	US$	0.1597	99.8403	100.0000	100.0000
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	1.6700	98.3300	100.0000	100.0000
Foreign	SQM Oceania Pty Limited	Australia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	US$	98.3333	1.6667	100.0000	100.0000
Foreign	SQM Colombia SAS	Colombia	US$	0.0000	100.0000	100.0000	0.0000
Foreign	SQM Australia PTY	Australia	Dolar Australiano	0.0000	100.0000	100.0000	0.0000
Foreign	SACAL S.A.	Argentina	Peso Argentino	0.0000	100.0000	100.0000	0.0000

				Ownership interest
		Country of				12/31/2017	12/31/2016
TAX ID No.	Foreign subsidiaries	origin	Functional currency	Direct	Indirect	Total	Total
Foreign	SQM Indonesia S.A.	Indonesia	US$	0.0000	80.0000	80.0000	80.0000
Foreign	SQM Virginia L.L.C.	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Italia SRL	Italy	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Comercial Caimán Internacional S.A.	Panama	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Africa Pty.	South Africa	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Lithium Specialties LLC	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Iberian S.A.	Spain	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Agro India Pvt. Ltd.	India	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Thailand Limited	Thailand	US$	0.0000	99.996	99.996	99.996

				Ownership interest
		Country of	Functional			12/31/2017	12/31/2016
TAX ID No.	Domestic subsidiaries	Origin	currency	Direct	Indirect	Total	Total
96,801,610-5	Comercial Hydro S.A.	Chile	US$	0.0000	60.6383	60.6383	60.6383
96,651,060-9	SQM Potasio S.A.	Chile	US$	99.9999	0.0000	99.9999	99.9999
96,592,190-7	SQM Nitratos S.A.	Chile	US$	99.9999	0.0001	100.0000	100.0000
96,592,180-K	Ajay SQM Chile S.A.	Chile	US$	51.0000	0.0000	51.0000	51.0000
86,630,200-6	SQMC Internacional Ltda.	Chile	Ch$	0.0000	60.6381	60.6381	60.6381
79,947,100-0	SQM Industrial S.A.	Chile	US$	99.0470	0.9530	100.0000	100.0000
79,906,120-1	Isapre Norte Grande Ltda.	Chile	Ch$	1.0000	99.0000	100.0000	100.0000
79,876,080-7	Almacenes y Depósitos Ltda.	Chile	Ch$	1.0000	99.0000	100.0000	100.0000
79,770,780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	0.0003	99.9997	100.0000	100.0000
79,768,170-9	Soquimich Comercial S.A.	Chile	US$	0.0000	60.6383	60.6383	60.6383
79,626,800-K	SQM Salar S.A.	Chile	US$	18.1800	81.8200	100.0000	100.0000
78,053,910-0	Proinsa Ltda.	Chile	Ch$	0.0000	60.5800	60.5800	60.5800
76,534,490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Ch$	0.0000	100.0000	100.0000	100.0000
76,425,380-9	Exploraciones Mineras S.A.	Chile	US$	0.2691	99.7309	100.0000	100.0000
76,064,419-6	Comercial Agrorama Ltda. (a)	Chile	Ch$	0.0000	42.4468	42.4468	42.4468
76,145,229-0	Agrorama S.A.	Chile	Ch$	0.0000	60.6377	60.6377	60.6377
76,359,919-1	Orcoma Estudios SPA	Chile	US$	51.0000	0.0000	51.0000	51.0000
76,360,575-2	Orcoma SPA	Chile	US$	100.0000	0.0000	100.0000	100.0000
76,686,311-9	SQM MaG SpA.	Chile	US$	100.0000	0.0000	100.0000	100,0000

(a)	The Company consolidated Comercial Agrorama Ltda. as it has the control of this company’s relevant activities.

Subsidiaries are consolidated using the line-by-line method, adding the items that represent assets, liabilities, revenues, and expenses of similar content, and eliminating those related to intragroup transactions.

Profit or loss of subsidiaries acquired or divested during the year are included in profit or loss accounts consolidated from the date control is transferred to the Group, or up to the date control is lost, as applicable.

Non-controlling interest represents the equity of a subsidiary not directly or indirectly attributable to the Parent.